Earnings per share - Schedule of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of earnings per share [Abstract]
Profit attributable to ordinary shareholders – basic and diluted	£ 3,923	£ 4,933	£ 3,389
Weighted-average number of ordinary shares in issue – basic (in shares)	62,413	64,953	68,847
Adjustment for share options and awards (in shares)	661	807	835
Weighted-average number of ordinary shares in issue – diluted (in shares)	63,074	65,760	69,682
Basic earnings per share (in GBP per share)	£ 0.063	£ 0.076	£ 0.049
Diluted earnings per share (in GBP per share)	£ 0.062	£ 0.075	£ 0.049